UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $406,732 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     8400   616300 SH       SOLE                   616300
AMREP CORP NEW                 COM              032159105      921    19361 SH       SOLE                    19361
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5917       49 SH       SOLE                       49
CAMBREX CORP                   COM              132011107    10397  1771274 SH       SOLE                  1771274
CARTER INC                     COM              146229109    28742  2079739 SH       SOLE                  2079739
COMCAST CORP NEW               CL A             20030N101    24072  1268958 SH       SOLE                  1268958
CONVERGYS CORP                 COM              212485106    21157  1423784 SH       SOLE                  1423784
COOPER COS INC                 COM NEW          216648402     1924    51800 SH       SOLE                    51800
E M C CORP MASS                COM              268648102    88205  6004440 SH       SOLE                  6004440
EXTERRAN HLDGS INC             COM              30225X103    36267   507295 SH       SOLE                   507295
GENTEK INC                     COM NEW          37245X203    12442   462690 SH       SOLE                   462690
KADANT INC                     COM              48282T104    13270   587173 SH       SOLE                   587173
KIRKLANDS INC                  COM              497498105      264   117495 SH       SOLE                   117495
LIBERTY GLOBAL INC             COM SER A        530555101    25506   811505 SH       SOLE                   811505
NII HLDGS INC                  CL B NEW         62913F201    26571   559500 SH       SOLE                   559500
PINNACLE ENTMT INC             COM              723456109    30983  2953596 SH       SOLE                  2953596
SPRINT NEXTEL CORP             COM SER 1        852061100    20301  2136971 SH       SOLE                  2136971
SYMANTEC CORP                  COM              871503108     1274    65842 SH       SOLE                    65842
UNISOURCE ENERGY CORP          COM              909205106    24182   779797 SH       SOLE                   779797
VIACOM INC NEW                 CL B             92553P201     4718   154492 SH       SOLE                   154492
VISTAPRINT LIMITED             SHS              G93762204     2676   100000 SH       SOLE                   100000
WHOLE FOODS MKT INC            COM              966837106    18543   782718 SH       SOLE                   782718